CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Accounts receivable, allowance for doubtful accounts	$ 2,321	$ 1,916	$ 841
EQUITY
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000	250,000,000
Common stock, shares outstanding (in shares)	140,419,487	140,419,487	30,011,628
Treasury stock, shares (in shares)	3,923,094	3,923,094	3,923,094